SUBSEQUENT EVENTS (Detail) $ / shares in Units, £ in Thousands, $ in Thousands	1 Months Ended
	Sep. 30, 2019 GBP (£)	Sep. 18, 2019 USD ($) $ / shares	Aug. 31, 2019
St. Michael's School and Bosworth Independent College
Subsequent Event [Line Items]
Equity interest acquired percentage			100.00%
Subsequent Event
Subsequent Event [Line Items]
Share repurchase program, approved amount | $		$ 30,000
Approved and declared special cash dividend		$ 0.10
Subsequent Event | ADS
Subsequent Event [Line Items]
Approved and declared special cash dividend		$ 0.10
Subsequent Event | St. Michael's School and Bosworth Independent College
Subsequent Event [Line Items]
Equity interest acquired percentage	100.00%
Total consideration | £	£ 38,000